Revenue from contracts with customers (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Schedule of disaggregation of revenue

The following table depicts the disaggregation of revenue by type of customer or sales channel, market segment as defined by nature of workflows and activities of the end customer and timing of revenue recognition (in thousands):

Nine months ended September 30,
	2020	2019

Type of Sales Channel
Direct sales channel	$	$
Distributor channel

Net revenues	$	$

Market Segment
Antibody therapeutics	$	$
Cell therapy
Synthetic biology

Net revenues	$	$

Timing of Revenue Recognition
Goods and services transferred at a point in time	$	$
Services transferred over time

Net revenues	$	$

The following table depicts the disaggregation of revenue by type of customer or sales channel, market segment as defined by nature of workflows and activities of the end customer and timing of revenue recognition (in thousands):

	Year ended December 31,
	2018	2019

Type of Sales Channel
Direct sales channel	$30,182	$53,014
Distributor channel	1,117	3,679

Net Revenues	$31,299	$56,693

Market Segment
Antibody Therapeutics	$30,277	$49,428
Cell Therapy	1,012	2,550
Synthetic Biology	10	4,715

Net Revenues	$31,299	$56,693

Timing of Revenue Recognition
Goods and services transferred at a point in time	$22,831	$43,359
Services transferred over time	8,468	13,334

Net Revenues	$31,299	$56,693

Schedule of receivables, contract assets and deferred revenue from contracts with customers

The following table provides information about receivables, contract assets and deferred revenue from contracts with customers (in thousands):

	September 30, 2020	December 31, 2019
Trade accounts receivable	$	$9,334
Contract assets, which are included in ‘Prepaid expenses and other current assets’		5,234
Deferred revenue (current)		9,686
Deferred revenue (non-current)		1,461

The following table provides information about receivables, contract assets and deferred revenue from contracts with customers (in thousands):

	December 31,
	2018	2019
Trade accounts receivable	$11,723	$9,334
Contract assets, which are included in ‘Prepaid expenses and other current assets’	646	5,234
Deferred revenue (current)	9,482	9,686
Deferred revenue (non-current)	31	1,461

Schedule of amounts due from customers under such arrangements

The following table presents the future maturity of the Company’s fixed-term customer leases and reconciles the undiscounted cash flows to the amounts due from customers under such arrangements as of December 31, 2019 (in thousands):

Sales-Type Leases
2020	$982
2021	737
2022	368
Thereafter	—

Total undiscounted cash flows	2,087
Less: unearned income	(264)

Total amounts due from customers, gross	$1,823